Segments of Operations (Tables)	9 Months Ended
Sep. 30, 2015
Segment Reporting [Abstract]
Segment Reporting Information, by Segment
The following tables (in millions) show GALIC’s assets, revenues and earnings before income taxes by segment.

	December 31,
	2014	2013	2012
Assets
Annuity	$27,218	$24,206	$20,673
Run-off life	794	839	842
Total assets	$28,012	$25,045	$21,515

	Nine months ended
	September 30,		Year ended December 31,
	2015	2014	2014	2013	2012
	(unaudited)	(unaudited)
Revenues
Annuity:
Net investment income	$905	$838	$1,120	$1,017	$950
Other income	78	63	94	77	77
Total annuity	983	901	1,214	1,094	1,027
Run-off life	34	37	48	52	56
Total revenues before realized gains	1,017	938	1,262	1,146	1,083
Realized gains on securities	2	26	35	68	65
Total revenues	$1,019	$964	$1,297	$1,214	$1,148

Earnings Before Income Taxes
Annuity	$233	$237	$318	$320	$252
Run-off life	2	(2)	(1)	3	2
Total earnings before realized gains and income taxes	235	235	317	323	254
Realized gains on securities	2	26	35	68	65
Total earnings before income taxes	$237	$261	$352	$391	$319